As filed with the Securities and Exchange Commission on November 5, 2015
1933 Act Registration No. 033-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.
VIRTUS OPPORTUNITIES TRUST
(Virtus Equity Trend Fund)
Exact Name of Registrant as Specified in Charter
Area Code and Telephone Number: (800) 243-1574
101 Munson Street
Greenfield, Massachusetts 01301
(Address of Principal Executive Offices)

Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,
Counsel and Secretary for the Registrant
Virtus Investment Partners, Inc.
100 Pearl Street
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Copies of All Correspondence to:
James E. Thomas, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199-3600
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.
Title of Securities Being Registered: Shares of beneficial interest, no par value per share.
The Registrant has registered an indefinite amount of securities of its Virtus Equity Trend Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended September 30, 2014 was filed with the Commission on December 29, 2014.
It is proposed that this filing will become effective on December 5, 2015, pursuant to Rule 488 of the Securities Act of 1933.

Virtus Mutual Funds P.O. Box 9874 Providence, RI 02940-8074	Toll Free 800-243-1574 Virtus.com
[           ], 2015
Dear Shareholder:
Virtus Dynamic Trend Fund (“Dynamic Trend”), a series of Virtus Opportunities Trust, will hold a special meeting of shareholders at 2 p.m. Eastern time, on January 12, 2016, at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut 06103 (the “Meeting”). At the Meeting, shareholders of Dynamic Trend will vote on an Agreement and Plan of Reorganization (the “Plan”) under which Dynamic Trend will be combined into Virtus Equity Trend Fund (“Equity Trend”), another series of Virtus Opportunities Trust. If the Plan is approved by shareholders, the reorganization is expected to be completed on or about January 15, 2016, and you will become a shareholder of Equity Trend and will receive shares of the corresponding class of Equity Trend with an aggregate net asset value equal to the aggregate net asset value of your investment in Dynamic Trend. You will not incur any sales charges in connection with the reorganization.
The Board of Trustees has carefully considered and unanimously approved the proposed reorganization, as set forth in the Plan and described in the accompanying materials, and believes that the reorganization is in the best interests of Dynamic Trend and its shareholders. Dynamic Trend’s investment objective is identical and its investment strategies are substantially similar to those of Equity Trend, except that Dynamic Trend has a limited ability to take short positions, while Equity Trend may not. The reorganization into a single fund offers the potential for a lower expense ratio in the future because expenses will be allocated across a substantially larger asset base. The expenses associated with the reorganization will be borne by Virtus Investment Advisers, Inc., the investment adviser to the Funds.
Details of the proposed Plan, the voting process and the Meeting are set forth in the enclosed Prospectus/Proxy Statement. The Board of Trustees recommends that you vote in favor of the Plan.
Your vote is important. Please cast your ballot today - online, by telephone or by mail - by following the instructions on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.
If you have any questions, please call (800) 243-1574 between 8:30 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m. We are committed to serving you and appreciate your continued investment in Virtus Mutual Funds.
Sincerely,

George R. Aylward
President, Virtus Mutual Funds
Mutual Funds distributed by VP Distributors, LLC

Q & A FOR SHAREHOLDERS
While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposed reorganization that will be the subject of a shareholder vote.
Q.
What issue am I being asked to vote on at the upcoming special meeting on January 12, 2016?

A.
Shareholders of Virtus Dynamic Trend Fund (“Dynamic Trend”) are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of Dynamic Trend, a series of Virtus Opportunities Trust (“Opportunities Trust”) into Virtus Equity Trend Fund (“Equity Trend”), another series of Opportunities Trust.

Q.
Why did the Board of Trustees approve the Reorganization?

A.
The Reorganization will allow shareholders of Dynamic Trend to own a Fund that is substantially similar, but which has the potential for a lower expense ratio because expenses will be allocated across a substantially larger asset base. Moreover, Equity Trend offers shareholders a management fee structure that is more appropriate for the investment strategy the Funds now employ. The combined fund may be better positioned within the Virtus Funds platform to retain and attract assets than Dynamic Trend, potentially contributing to even greater economies of scale in the future. In addition, effective immediately upon the completion of the Reorganization, the Adviser to the Funds, Virtus Investment Advisers, Inc. (“VIA”), has contractually agreed to limit total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of Equity Trend so that expenses do not exceed, on an annualized basis, 1.38%, 2.13%, 1.13% and 1.05% for Class A, Class C, Class I and Class R6 shares, respectively, through January 31, 2017 (these are the current total operating expense ratios for Class A, Class C and Class I share classes of Dynamic Trend. Current total operating expenses for R6 shares of Dynamic Trend are 1.03%. The annualized expense cap of 1.05% reflects estimated other expenses.). The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for Equity Trend as assets grow, which will benefit shareholders of Dynamic Trend.

Q.
What will happen to my existing shares?

A.
Your shares of Dynamic Trend will be exchanged for shares of Equity Trend. Therefore, if you own Class A, Class C, Class I, or Class R6 shares of Dynamic Trend, you will own Class A, Class C, Class I, or Class R6 shares, respectively, of Equity Trend following the Reorganization. All Class B shares of Dynamic Trend will be converted into Class A shares prior to the Reorganization, so if you hold Class B shares of Dynamic Trend, after the Reorganization you will hold Class A shares of Equity Trend. You will not pay any sales charges in connection with the Reorganization. The shares of Equity Trend that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of Dynamic Trend immediately prior to the Reorganization so that the value of your investment will be exactly the same immediately before and immediately after the Reorganization.

Q.
Will Fund expenses increase as a result of the Reorganization?

A.
Dynamic Trend’s gross annual operating expenses as of September 30, 2015 were 1.38%, 2.13%, 1.13%, and 1.03% for Class A, Class C, Class I, and Class R6, respectively. These expense ratios reflect management fees during the period, which are significantly reduced by a performance adjustment, reflecting Dynamic Trend’s underperformance of its performance benchmark, the S&P 500® Index, and decreases in its size over recent periods as a result of investment losses and shareholder redemptions. Equity Trend’s gross annual operating expenses were 1.53%, 2.28%, 1.28%, and 1.20% for Class A, Class C, Class I, and Class R6, respectively. As a result of the Reorganization, Equity Trend’s expenses are expected to decrease to 1.47%, 2.22%, 1.22%, and 1.14% for Class A, Class C, Class I, and Class R6, respectively, on a pro forma basis. Effective immediately after the Reorganization, the Adviser has contractually agreed to limit total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of Equity Trend so that expenses do not exceed, on an annualized basis,

i

1.38%, 2.13%, 1.13% and 1.05% for Class A, Class C, Class I and Class R6 shares, respectively, through January 31, 2017. Furthermore, it is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale.
Q.
Are there differences between the investment objectives and investment strategies of Dynamic Trend and Equity Trend?

A.
Yes. The investment objectives of Dynamic Trend and Equity Trend are identical. The Funds’ principal investment strategies are substantially similar; however, whereas Dynamic Trend permits short selling of an exchange-traded fund representing the S&P 500® Index in an amount equal to the total cash allocation up to a limit of 25% of net assets, Equity Trend does not.

Q.
Will I incur any transaction costs as a result of the Reorganization?

A.
No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.
What is the timetable for the Reorganization?

A.
If approved by shareholders of record at the Meeting, the Reorganization is expected to occur on or about January 15, 2016.

Q.
Will the Reorganization create a taxable event for me?

A.
No. The Reorganization is expected, while not free from doubt, to be a tax-free transaction for federal income tax purposes.

Q.
What happens if the Reorganization is not approved?

A.
If shareholders of Dynamic Trend do not approve the Plan, the Reorganization will not take effect and the Board of Trustees of Opportunities Trust will consider other possible courses of action in the best interests of Dynamic Trend and its shareholders. The Adviser expects to recommend that Dynamic Trend be liquidated if the Reorganization is not approved. In a liquidation, Dynamic Trend will dispose of its assets in an orderly manner and will distribute the proceeds to its shareholders. This distribution would be taxable to investors (except for tax exempt investors).

Q.
Has the Board of Trustees approved the proposal?

A.
Yes. The Board unanimously approved the Reorganization as set forth in the Plan and recommends that you vote FOR the Plan.

Q.
Who will pay for the legal costs and proxy solicitation associated with the proposal?

A.
All of the expenses incurred in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by the Fund’s adviser, VIA, or one of its affiliates, whether or not the reorganization occurs. No portion of the expenses will be borne directly or indirectly by Dynamic Trend, Equity Trend or their shareholders.

Q.
How do I vote my shares?

A.
If you do not expect to attend the Meeting, you may vote by telephone by calling the toll-free number on the proxy card or by computer at the Internet address provided on the proxy card and following the instructions, using your proxy card as a guide. Alternatively, you may vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage-paid envelope. You may also vote your shares by attending the Meeting. It is important that you vote promptly.

Q.
Will anyone contact me?

A.
You may receive a call from our proxy solicitor, Computershare Fund Services, Inc. (“CFS”) to verify that you received your proxy materials, to answer any questions you may have about the proposals and to encourage you to vote.

ii

Q.
Whom should I call for additional information about this Prospectus/Proxy Statement?

A.
Please call Virtus Mutual Fund Services at 800-243-1574. As the Meeting date approaches, certain shareholders of Dynamic Trend may receive telephone calls from representatives of CFS if their votes have not yet been received. Proxies that are obtained telephonically by CFS will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases in which a telephonic proxy is solicited, the CFS representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the CFS representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to CFS, then the CFS representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder’s instructions on the proposal.
In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, regardless of whether you plan to attend the Meeting. You may vote by telephone, over the Internet, or by mail. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide. To vote by mail, please mark, sign, date, and mail the enclosed proxy card. No postage is required if you use the accompanying envelope to mail the proxy card in the United States.
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VIRTUS OPPORTUNITIES TRUST
on behalf of Virtus Dynamic Trend Fund
101 Munson Street
Greenfield, Massachusetts 01301
1-800-243-1574
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on January 12, 2016
To the Shareholders:
NOTICE IS HEREBY GIVEN THAT a special meeting of the shareholders of the Virtus Dynamic Trend Fund (“Dynamic Trend”) series of Virtus Opportunities Trust (“Opportunities Trust”), a Delaware statutory trust, will be held at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut, 06103, on January 12, 2016 at 2 p.m. Eastern time and any adjournments thereof  (the “Meeting”). The Meeting will be held for the following purposes:
1.
To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of Dynamic Trend, a series of Opportunities Trust, by Virtus Equity Trend Fund (“Equity Trend”), another series of Opportunities Trust, in exchange for shares of Equity Trend and the assumption by Equity Trend of the liabilities of Dynamic Trend. The Plan also provides for distribution of these shares of Equity Trend to shareholders of Dynamic Trend in liquidation and subsequent termination of Dynamic Trend. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Dynamic Trend.

2.
To transact any other business that may properly come before the Meeting.

The Board of Trustees of Opportunities Trust has fixed the close of business on November 27, 2015 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.
Whether or not you plan to attend the Meeting in person, please vote your shares. As a convenience to our shareholders, you may now vote in any one of four ways:
•
Through the Internet — log on at the Internet address provided on the proxy card

•
By telephone — call the toll-free number listed on the proxy card

•
By mail — using the enclosed proxy card and postage paid envelope

•
In person — at the Meeting

We encourage you to vote by Internet or telephone; have your proxy card in hand and go to the Web site or call the number and follow the instructions given there. Use of Internet or telephone voting will reduce the time and cost associated with this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.
If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted “FOR” the proposals described above.
By order of the Board of Trustees

Kevin J. Carr
Secretary
Virtus Opportunities Trust
______, 2015

SHAREHOLDERS ARE REQUESTED TO VOTE BY INTERNET OR BY TELEPHONE OR TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY WITH RESPECT TO INTERNET OR TELEPHONE VOTING ARE SET FORTH ON THE PROXY CARD. INSTRUCTIONS FOR SIGNING PROXY CARDS IF MAILING IMMEDIATELY FOLLOW THIS NOTICE. IT IS IMPORTANT THAT THE PROXY BE VOTED PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS
The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.
1.
Individual Accounts:   Sign your name exactly as it appears in the registration on the voting instructions form.

2.
Joint Accounts:   Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.
All Other Accounts:   The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

ACQUISITION OF ASSETS OF
VIRTUS DYNAMIC TREND FUND
a series of
Virtus Opportunities Trust
c/o VP Distributors, LLC
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574
BY AND IN EXCHANGE FOR SHARES OF
VIRTUS EQUITY TREND FUND
a series of
Virtus Opportunities Trust
c/o VP Distributors, LLC
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574
(Each an open-end management investment company)
PROSPECTUS/PROXY STATEMENT
DATED [           ], 2015
This Prospectus/Proxy Statement is being furnished in connection with an Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of Virtus Dynamic Trend Fund (“Dynamic Trend”), a series of Virtus Opportunities Trust (the “Trust”), for consideration at a Special Meeting of Shareholders to be held on January 12, 2016 at 2 p.m. Eastern time at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut 06103, and any adjournments thereof (the “Meeting”).
GENERAL
Subject to the approval of Dynamic Trend’s shareholders, the Board of Trustees of the Trust has approved the proposed reorganization of Dynamic Trend into Virtus Equity Trend Fund (“Equity Trend”), a separate series of the Trust (the “Reorganization”). Dynamic Trend and Equity Trend are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and together as the “Funds.”
In the Reorganization, Equity Trend will acquire all of the assets of Dynamic Trend in exchange for Class A, Class C, Class I and Class R6 shares of Equity Trend and Equity Trend’s assumption of the liabilities of Dynamic Trend. If the Reorganization is approved, Class A, Class C, Class I and Class R6 shares of Equity Trend will be distributed to each Dynamic Trend shareholder in liquidation of Dynamic Trend and Dynamic Trend will be terminated as a series of the Trust. You will then hold a number of full and fractional shares of Equity Trend with an aggregate net asset value equal to the aggregate net asset value of your shares of Dynamic Trend immediately before the Reorganization.
Dynamic Trend is a separate diversified series of the Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of Dynamic Trend is identical to that of Equity Trend in that both Funds seek long-term capital appreciation.
The investment strategies for Dynamic Trend are currently similar to those for Equity Trend, with one important difference — Dynamic Trend has the ability to take short positions, while Equity Trend does not. (Until recently, there were more substantial differences. Until May 2015, Dynamic Trend employed leverage on its long positions in some circumstances. Equity Trend does not employ leverage.) Equity Trend attempts to participate in rising markets while placing an emphasis on preserving capital. Dynamic Trend also attempts to participate in rising markets while placing an emphasis on preserving capital, but with the ability to take short positions during market declines. Each Fund uses a rules-based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on the same quantitative models. Each Fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or to invest all of its assets in high-quality short-term securities. A relative strength momentum model is used to rank each sub-sector of the equity market. Each Fund allocates to those top sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used by each Fund to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, each Fund may build a defensive cash equivalent position by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of Fund assets. In addition, during periods when the model indicates that the market is in a higher level of risk, Dynamic Trend (but not Equity Trend) may sell short an exchange-traded fund representing the S&P 500® Index in an amount equal to the total cash allocation up to a limit of 25% of net assets. (Until May 2015, Dynamic Trend had greater shorting flexibility and was permitted to take short positions in particular sectors.)
With respect to each Fund, Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”) is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser to each Fund, Euclid Advisors LLC (“Euclid” or the “Subadviser”), monitors each Fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the Subadviser may deem relevant, such as cash flow and/or timing considerations.
This Prospectus/Proxy Statement explains concisely the information about Equity Trend that you should know before voting on the Plan. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the U.S. Securities and Exchange Commission (“SEC”):
Information about Dynamic Trend:	How to Obtain this Information:

•
Prospectus of the Trust relating to Dynamic Trend, dated January 28, 2015, as supplemented May 18, 2015

•
Statement of Additional Information of the Trust relating to Dynamic Trend, dated January 28, 2015, as supplemented May 11, 2015

•
Annual Report of the Trust relating to Dynamic Trend for the year ended September 30, 2014

•
[Annual Report of the Trust relating to Dynamic Trend for the year ended September 30, 2015 (to be filed)]

Copies are available upon request and without charge if you: Visit www.virtus.com on the Internet; Write to VP Distributors, LLC 100 Pearl Street Hartford, CT 06103; or Call (800) 243-1574 toll-free.
Information about Equity Trend:	How to Obtain this Information:

•
Prospectus of the Trust relating to Equity Trend, dated January 28, 2015, as supplemented May 18, 2015, which accompanies this Prospectus/Proxy Statement

•
Statement of Additional Information of the Trust relating to Equity Trend, dated January 28, 2015, as supplemented May 11, 2015

•
Annual Report of the Trust relating to Equity Trend for the year ended September 30, 2014

•
[Annual Report of the Trust relating to Equity Trend for the year ended September 30, 2015 (to be filed)]

Copies are available upon request and without charge if you: Visit www.virtus.com on the Internet; Write to VP Distributors, LLC 100 Pearl Street Hartford, CT 06103; or Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:
• Statement of Additional Information dated [ ], 2015, which relates to this Prospectus/Proxy Statement and the Reorganization	Copies are available upon request and without charge if you: Write to VP Distributors, LLC 100 Pearl Street Hartford, CT 06103; or Call (800) 243-1574 toll-free.
You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.
Information relating to Dynamic Trend contained in the Prospectus of the Trust dated January 28, 2015, as supplemented, (SEC File No. 811-07455) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to Equity Trend contained in the Prospectus of the Trust dated January 28, 2015, as supplemented (SEC File No. 811-07455) also is incorporated by reference in this document. The Statement of Additional Information dated [           ], 2015 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the unaudited financial statements of the Trust relating to Dynamic Trend for the year ended September 30, 2015, unaudited financial statements of the Trust relating to Equity Trend for the year ended September 30, 2015, and unaudited pro forma financial information of the Trust relating to Equity Trend for the twelve-month period ended September 30, 2015, is incorporated by reference in its entirety in this document. The Annual Report of the Trust relating to Dynamic Trend and Equity Trend, for the year ended September 30, 2014, including the financial statements and financial highlights for the periods indicated therein, has also been incorporated by reference in this document.
The Securities and Exchange Commission has not determined that the information in this Prospectus/PROXY Statement is accurate or adequate, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a criminal offense.
An investment in Equity Trend:
•
is not a deposit of, or guaranteed by, any bank

•
is not insured by the FDIC, the Federal Reserve Board or any other government agency

•
is not endorsed by any bank or government agency

•
involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY
THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND EXHIBIT A.
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds, and the form of the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.
Why is the Reorganization being proposed?
VIA is proposing the Reorganization in light of the recent convergence of Dynamic Trend’s and Equity Trend’s investment strategies and the possibility that, in the future, the combined fund may achieve improved economies of scale.
Dynamic Trend’s historic long/short investment strategy that employed leverage on its long positions may be described as an “alternative” investment strategy. These strategies are often associated more with hedge fund managers than with traditional mutual funds. Dynamic Trend’s performance record was typically compared with both the S&P 500® Index, a broad measure of equity markets, and with the HFRX Equity Hedge Index, which measured the performance of long and short strategies that invest primarily in equity and equity derivative securities. The HFRX Equity Hedge Index is maintained by Hedge Fund Research, Inc. In addition, Dynamic Trend’s management fee included a performance adjustment, which is a relatively common structure for hedge fund management fees but less common for traditional mutual funds.
Due to a subadviser change, in May 2015, VIA adjusted the Fund’s investment strategies, eliminating Dynamic Trend’s ability to leverage its long positions through borrowing, cash collateral received under securities lending arrangements, or derivative transactions, and restricting its ability to take short positions. Dynamic Trend had been permitted to take short positions in specific sectors; it is now permitted only to engage in short sale transactions with respect to an exchange-traded fund representing the S&P 500® Index. Having made these investment strategy changes, the Funds, which have an identical investment objective and the same investment adviser, investment subadviser, and portfolio management team, now have similar investment strategies, the only difference being that Dynamic Trend may take short positions in an exchange-traded fund representing the S&P 500® Index while Equity Trend may not.
In addition to the convergence of the Funds’ investment strategies, VIA is proposing the Reorganization because it has determined that the continued management of Dynamic Trend is not economically viable, principally due to the impact of Dynamic Trend’s management fee, which includes a performance adjustment. Dynamic Trend’s performance and reduced asset base have resulted in a large negative performance adjustment to Dynamic Trend’s management fee; please see the “How do the Funds’ fees and expenses compare?” section beginning on page 8 below.
VIA has considered liquidating Dynamic Trend. However, VIA has concluded that it is appropriate to offer Dynamic Trend shareholders the opportunity to invest, through a tax-free reorganization, in Equity Trend, a Fund that is now substantially similar to Dynamic Trend, but which offers the potential for a lower expense ratio in the future because expenses will be allocated across a substantially larger asset base. Moreover, VIA believes that Equity Trend offers shareholders a management fee structure that is more appropriate for the investment strategy the Funds now employ. The combined fund may be better positioned within the Virtus Funds platform to retain and attract assets than Dynamic Trend, potentially contributing to even greater economies of scale in the future.
If the Reorganization is not approved, VIA expects to recommend that Dynamic Trend be liquidated.

What are the key features of the Reorganization?
The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:
•
the conversion of Class B shares of Dynamic Trend into Class A shares of Dynamic Trend prior to the Reorganization

•
the transfer in-kind of all of the assets of Dynamic Trend to Equity Trend in exchange for Class A, Class C, Class I and Class R6 shares of Equity Trend;

•
the assumption by Equity Trend of all of the liabilities of Dynamic Trend;

•
the liquidation of Dynamic Trend by distribution of Class A, Class C, Class I and Class R6 shares of Equity Trend to Dynamic Trend’s shareholders; and

•
the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

Subject to the required shareholder approval, the Reorganization is expected to be completed on or about January 15, 2016.
After the Reorganization, what shares will I own?
If you own Class A, Class C, Class I or Class R6 shares of Dynamic Trend, you will own Class A, Class C, Class I or Class R6 shares, respectively, of Equity Trend. All Class B shares of Dynamic Trend will be converted into Class A shares immediately before the Reorganization, so if you hold Class B shares of Dynamic Trend, after the Reorganization you will hold Class A shares of Equity Trend. The new shares you receive will have the same total value as your shares of Dynamic Trend, as of the close of business on the day immediately before the Reorganization.
How will the Reorganization affect me?
It is anticipated that the Reorganization will result in operating efficiencies and potentially lower total annual fund expenses in the future. As of September 30, 2015, Dynamic Trend’s net assets were approximately $617.9 million and Equity Trend’s net assets were approximately $1.86 billion. VIA expects that the larger, combined fund will benefit because it may be able to obtain better net prices on securities trades and to reduce per share expenses as fixed expenses are shared over a larger asset base. VIA also believes that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. For more information about how total fund operating expenses of each Fund compare, please see the “How do the Funds’ fees and expenses compare?” section beginning on page 8 below.
After the Reorganization, the value of your shares will depend on the performance of Equity Trend rather than that of Dynamic Trend. You will hold shares of a Fund that, unlike Dynamic Trend in the past, does not operate in a leveraged manner, and does not engage in short sales. The Board of Trustees of the Trust believes that the Reorganization will benefit both Dynamic Trend and Equity Trend. The costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, are estimated to be $400,000, and will be borne by VIA.
Like Dynamic Trend, Equity Trend will pay dividends from net investment income on a semiannual basis and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class C, Class I and Class R6 shares of Equity Trend or distributed in cash, in accordance with your election.
How do the Trustees recommend that I vote?
The Trustees of the Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Independent Trustees”), have concluded that the Reorganization would be in the best interests of Dynamic Trend and its shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for approval by the shareholders of Dynamic Trend.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE REORGANIZATION CONTEMPLATED THEREBY
Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?
The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class C, Class I and Class R6 shares, as applicable, of Equity Trend in the same manner as you did for your shares of Dynamic Trend before the Reorganization. Equity Trend does not offer Class B shares. For more information, please see the “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” sections below.
How do the Funds’ investment objectives and principal investment strategies compare?
The investment objective of Dynamic Trend is identical to that of Equity Trend in that both Funds seek long-term capital appreciation. The investment objectives of both Dynamic Trend and Equity Trend are non-fundamental, which means that each may be changed by vote of the respective Fund’s Trustees and without shareholder approval, upon 60 days notice. While historically the Funds have employed different investment strategies, the investment strategies of the Funds are now substantially similar, since Dynamic Trend no longer operates with leverage, except that Dynamic Trend may take short positions in an exchange-traded fund representing the S&P 500® Index.
The following tables summarize a comparison of Dynamic Trend and Equity Trend with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.
	Dynamic Trend	Equity Trend
Investment Objective	Long-term capital appreciation.	Long-term capital appreciation.
Principal Investment Strategies
The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.
The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The fund will allocate to those top sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.
The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The fund will allocate to those sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets.

Dynamic Trend	Equity Trend

During periods when the model indicates that the market is in a higher level of risk, an exchange-traded fund (“ETF”) representing the S&P 500® Index may be sold short in an amount equal to the total cash allocation up to a limit of 25% of net assets.
The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser, Euclid Advisors LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.
The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser, Euclid Advisors LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.
The principal risks of the Funds are substantially similar, except that Dynamic Trend is subject to short sale risk while Equity Trend is not. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.
The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.
How do the Funds’ fees and expenses compare?
Equity Trend offers four classes of shares (Class A, Class C, Class I and Class R6). Dynamic Trend offers five classes of shares (Class A, Class B, Class C, Class I and Class R6). However, all Class B shares are to be converted into Class A shares prior to the Reorganization.
The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C, Class I and Class R6 shares of each of the Funds. The columns entitled “Equity Trend (Pro Forma)” show you what fees and expenses are estimated to be assuming the Reorganization takes place.
The amounts listed for Class A, Class C, Class I and Class R6 shares of the Funds, set forth in the following tables and in the examples, are based on the expenses for the 12-month period ended September 30, 2015 with respect to Equity Trend and Dynamic Trend. The amounts for Class A, Class C, Class I and Class R6 shares of Equity Trend (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of Equity Trend would have been for the 12-month period ended September 30, 2015, assuming the Reorganization had taken place on October 1, 2014.
Equity Trend generally has lower “other expenses” than Dynamic Trend because, as it does not engage in short sales, it does not incur related expenses for dividends on short sales and interest. The Funds also have important differences in the structure of their management fees. Equity Trend pays a management fee accrued daily at an annual rate of 1.00% of its net assets (0.95% for assets in excess of  $10 billion). Dynamic Trend pays a management fee that includes a base fee, which is accrued daily at an annual rate of 1.50% of its net assets (1.40% for assets in excess of  $1 billion), and a performance adjustment. This means that the management fees decline if Dynamic Trend underperforms a performance index and rise if it outperforms. For each month, the monthly base fee is calculated by multiplying the base fee rate by the average net assets for the month. The performance adjustment is a dollar amount that increases or decreases the management fee based on Dynamic Trend’s performance relative to the S&P 500® Index (the “Index”). Performance is measured for purposes of the performance adjustment over the most recent 36-month period (i.e., a rolling 36-month period), consisting of the current month for which performance is available plus the previous 35 months. The comparison of Dynamic Trend’s performance and the Index performance is made, and the advisory fee adjusted, at the end of each month. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and Dynamic Trend’s average net assets over the 36-month performance period, and dividing the result by twelve. This dollar amount is added to or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.10% (10 basis points) for each 1.00% of absolute performance by which Dynamic Trend’s annualized performance diverges from the annualized performance of the Index. The maximum annualized performance adjustment rates are ±1.00%.
Recently, because the performance of Dynamic Trend has lagged the performance of the performance adjustment index, a significant negative performance adjustment has been applied to its management fee. (At other times, outperformance has resulted in a positive performance adjustment being applied.) As a result of this performance adjustment, the Fees and Expenses table below reflects a management fee of 0.36% for Dynamic Trend for the year ended September 30, 2015. Dynamic Trend has significantly decreased in size in recent months through a combination of market losses and shareholder redemptions. This has resulted in the Fund’s negative performance adjustment (calculated based on the Fund’s average net assets over the past 36 months) exceeding the size of the Fund’s base fee (calculated based on the Fund’s average net assets over the past month, which is smaller than its average net assets over the past 36 months) for some months, requiring VIA to make a payment to Dynamic Trend. While shareholders may benefit from VIA making a payment to Dynamic Trend, it must be noted that this is due to prolonged underperformance against the performance adjustment index and a significant decrease in the Fund’s size. Absent this underperformance and decrease in size, Dynamic Trend’s expenses would have been greater because the Fund would have made management fee payments to VIA.
Before the implementation of investment strategy changes effective May 11, 2015, the performance adjustment to Dynamic Trend’s management fee would have been based upon performance attributable to a long/short investment strategy that employed leverage on Dynamic Trend’s long positions. Dynamic Trend’s management fee was considered appropriate when it operated as a leveraged fund that would take short positions. VIA considers Equity Trend’s management fee, which does not have a performance adjustment, to be more appropriate for an unlevered, non-shorting fund.
Shareholder Fees (fees paid directly from your investment)
	Dynamic Trend Class A	Equity Trend Class A	Equity Trend (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Fees and Expenses (as a percentage of average daily net assets)
	Dynamic Trend Class A	Equity Trend Class A	Equity Trend (Pro Forma) Class A
Management Fees(a)	0.36%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses
Dividends on Short Sales and Interest Expense	0.48%(b)	N/A	—
Remainder Other Expenses	0.29%	0.28%	0.22%
Total Other Expenses	0.77%	0.28%	0.22%

	Dynamic Trend Class A	Equity Trend Class A	Equity Trend (Pro Forma) Class A
Total Annual Fund Operating Expenses	1.38%	1.53%(c)	1.47%
Less: Expense Reimbursement(e)	—	—	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement	—	—	1.38%
Shareholder Fees (fees paid directly from your investment)
	Dynamic Trend Class C	Equity Trend Class C	Equity Trend (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%(d)	1.00%(d)	1.00%(d)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Fees and Expenses (as a percentage of average daily net assets)
	Dynamic Trend Class C	Equity Trend Class C	Equity Trend (Pro Forma) Class C
Management Fees(a)	0.36%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses
Dividends on Short Sales and Interest Expense	0.48%(b)	N/A	—
Remainder Other Expenses	0.29%	0.28%	0.22%
Total Other Expenses	0.77%	0.28%	0.22%
Total Annual Fund Operating Expenses	2.13%	2.28%(c)	2.22%
Less: Expense Reimbursement(e)	—	—	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement	—	—	2.13%
Shareholder Fees (fees paid directly from your investment)
	Dynamic Trend Class I	Equity Trend Class I	Equity Trend (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Fees and Expenses (as a percentage of average daily net assets)
	Dynamic Trend Class I	Equity Trend Class I	Equity Trend (Pro Forma) Class I
Management Fees(a)	0.36%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	None	None	None
Other Expenses
Dividends on Short Sales and Interest Expense	0.48%(b)	N/A	—
Remainder Other Expenses	0.29%	0.28%	0.22%
Total Other Expenses	0.77%	0.28%	0.22%
Total Annual Fund Operating Expenses	1.13%	1.28%(c)	1.22%
Less: Expense Reimbursement(e)	—	—	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement	—	—	1.13%
Shareholder Fees (fees paid directly from your investment)
	Dynamic Trend Class R6	Equity Trend Class R6	Equity Trend (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the value redeemed or the amount invested)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Fees and Expenses (as a percentage of average daily net assets)
	Dynamic Trend Class R6	Equity Trend Class R6	Equity Trend (Pro Forma) Class R6
Management Fees(a)	0.36%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	None	None	None
Other Expenses
Dividends on Short Sales and Interest Expense	0.48%(b)	N/A	—
Remainder Other Expenses	0.19%	0.20%	0.14%
Total Other Expenses	0.67%	0.20%	0.14%
Total Annual Fund Operating Expenses	1.03%	1.20%(c)	1.14%
Less: Expense Reimbursement(e)	—	—	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement	—	—	1.05%

(a)
Restated to reflect current management fees for Equity Trend. Dynamic Trend’s Management Fees are lower than the contractual base fee rate due to the effect of the performance fee adjustment.

(b)
Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.

(c)
VIA has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of Equity Trend so that expenses do not exceed, on an annualized basis, 1.70%, 2.45%, 1.45%, and 1.38% for Class A, Class C, Class I, and Class R6 shares, respectively, through January 31, 2017. Equity Trend expenses are currently below the capped level.
(d)
The deferred sales charge is imposed on Class C shares redeemed during the first year only.

(e)
Effective immediately after the Reorganization, VIA has contractually agreed to limit total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of Equity Trend so that expenses do not exceed, on an annualized basis, 1.38%, 2.13%, 1.13% and 1.05% for Class A, Class C, Class I and Class R6 shares, respectively, through January 31, 2017.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Funds and Equity Trend (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The examples for Equity Trend (pro forma) also assume that the expense limitations are in place for the contractual period. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.
Examples of Fund Expenses
	Class A
	One Year	Three Years	Five Years	Ten Years
Dynamic Trend	$707	$987	$1,287	$2,137
Equity Trend	$722	$1,031	$1,361	$2,294
Equity Trend (Pro Forma)	$707	$1005	$1,323	$2,224
	Class C
	One Year	Three Years	Five Years	Ten Years
Dynamic Trend	$316	$667	$1,144	$2,462
Equity Trend	$331	$712	$1,220	$2,615
Equity Trend (Pro Forma)	$316	$686	$1,182	$2,547
	Class I
	One Year	Three Years	Five Years	Ten Years
Dynamic Trend	$115	$359	$622	$1,375
Equity Trend	$130	$406	$702	$1,545
Equity Trend (Pro Forma)	$115	$378	$662	$1,469
	Class R6
	One Year	Three Years	Five Years	Ten Years
Dynamic Trend	$105	$328	$569	$1,259
Equity Trend	$122	$381	$660	$1,455
Equity Trend (Pro Forma)	$107	$353	$619	$1,378
You would pay the following expenses if you did not redeem your Class C shares (Other share classes do not have deferred sales charges, so you bear the same expenses whether you redeem your shares or not.):
	Class C
	One Year	Three Years	Five Years	Ten Years
Dynamic Trend	$216	$667	$1,144	$2,462
Equity Trend	$231	$712	$1,220	$2,615
Equity Trend (Pro Forma)	$216	$686	$1,182	$2,547

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, Dynamic Trend’s portfolio turnover rate was 233% of the average value of its portfolio, while Equity Trend’s portfolio turnover rate was 227% of the average value of its portfolio.
How do the Funds’ performance records compare?
The following charts show how the Class A shares of Dynamic Trend and Equity Trend have performed in the past. Past performance, before and after taxes, is not an indication of future results.
Year-by-Year Total Return (%)
The charts below show the percentage gain or loss in each full calendar year for the Class A shares of Dynamic Trend and Equity Trend.
These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return has varied from year to year. These charts include the effects of Fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.
Dynamic Trend — Class A

Year-to-date performance (through September 30, 2015) is -6.65%
Equity Trend — Class A

Year-to-date performance (through September 30, 2015) is -9.94%

The next set of tables lists the average annual total return by class of Dynamic Trend and Equity Trend, as applicable, for the past one, five and ten years and since inception (through December 31, 2014). The after-tax returns shown are for Class A shares of each Fund; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with appropriate widely recognized indexes of securities, descriptions of which can be found following the table. Both Funds compare their performance to the S&P 500® Index. Dynamic Trend also compares its performance to the HFRX Index, which measures the performance of long and short strategies that invest primarily in equity securities and equity security derivatives. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.
Average Annual Total Return (for the period ended 12/31/14)
Dynamic Trend(a)	1 Year Ended	3 Years Ended	5 Years Ended	10 Years Ended	Class I Since Inception (10/01/09)	Class R6 Since Inception (11/12/14)
Class A shares
Return Before Taxes	-8.65%	9.85%	3.12%	0.98%	—	—
Return After Taxes on Distributions(b)	-11.81%	8.53%	2.29%	0.50%	—	—
Return After Taxes on Distributions and Sale of Fund Shares(b)(c)	-2.25%	7.68%	2.46%	0.77%	—	—
Class C shares
Return Before Taxes	-3.74%	11.27%	3.60%	0.84%	—	—
Class I Shares
Return Before taxes	-2.81%	12.41%	4.67%	—	4.63%	—
Class R6 Shares
Return Before taxes	—	—	—	—	—	-1.31%
S&P 500® Index (reflects no deduction for fees, expenses of taxes)(d)	13.69%	20.41%	15.45%	7.67%	16.53%	1.29%
HFRX Equity Hedge Index (reflects no deduction of fees, expenses or taxes)(e)	1.42%	5.71%	0.81%	0.31%	1.21%	0.70%
Equity Trend	1 Year Ended	3 Years Ended	Since Inception (06/30/10)	Class R6 Since Inception (11/12/14)
Class A shares
Return Before Taxes	-4.06%	10.92%	12.09%	—
Return After Taxes on Distributions(b)	-9.34%	8.49%	10.40%	—
Return After Taxes on Distributions and Sale of Fund Shares(b)(c)	0.91%	8.22%	9.41%	—
Class C shares
Return Before Taxes	0.96%	12.27%	12.71%	—
Class I Shares
Return Before taxes	2.03%	13.40%	13.84%	—
Class R6 Shares
Return Before taxes	—	—	—	-1.80%
S&P 500® Index(d)	13.69%	20.41%	19.19%	1.39%

(a)
Includes returns of a predecessor fund.

(b)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(c)
The Return After Taxes on Distributions and Sales of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a tax loss realized on the sale of fund shares. The benefit (to the extent it can be used to offset other gains) may result in a higher return.

(d)
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

(e)
The HFRX Equity Hedge Index measures performance of long and short strategies that invest primarily in equity securities and derivatives of equity securities. The index is unmanaged and not available for direct investment.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.
Important information about Equity Trend is also contained in management’s discussion of Equity Trend’s performance, which appears in the most recent Annual Report of the Trust relating to Equity Trend.
Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?
Management of the Funds
The overall management of Dynamic Trend and Equity Trend is the responsibility of, and is supervised by, the respective Boards of Trustees of the Trust.
Adviser
Virtus Investment Advisers, Inc. is the investment adviser for each Fund. VIA is responsible for managing Equity Trend’s investment program and for the general operations of the Fund, including oversight of the Fund’s Subadviser and recommending its hiring, termination and replacement.
Facts about the Adviser:
•
The Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business, and has acted as an investment adviser for over 80 years.

•
The Adviser acts as the investment adviser for over 50 mutual funds and as adviser to institutional clients, with assets under management of approximately $[      ] billion as of September 30, 2015.

•
The Adviser is located at 100 Pearl Street, Hartford, Connecticut 06103.

Subadviser
Euclid Advisors LLC is the investment subadviser to each Fund. Pursuant to the Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of Equity Trend’s portfolio.

Facts about the Subadviser:
•
The Subadviser is an affiliate of VIA, and has been an investment adviser since 1997.

•
The Subadviser is located at 100 Pearl Street, Hartford, CT 06103 and 1540 Broadway, New York, NY.

•
The Subadviser had assets under management of approximately $[      ] billion as of September 30, 2015.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.
Portfolio Management
Warun Kumar.   Mr. Kumar is Senior Managing Director and Portfolio Manager at VIA (since April 2015). He is also Senior Managing Director and Portfolio Manager at Virtus Alternative Investment Advisers, Inc., an affiliate of VIA (since May 2014). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar began managing derivative investment portfolios in 2001 at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.
Amy Robinson.   Ms. Robinson is Managing Director of Euclid (since September 2011) and Newfound (since October 2012), and leads Euclid’s equity trading function. She also served in this role for VIA from 1992 to 2011. In this role, Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. As portfolio manager of the above-named funds, she is responsible for determining final allocations and trading decisions. Ms. Robinson has 34 years of investment experience and is former president of the Security Traders Association of Connecticut.
Please refer to the Statement of Additional Information for additional information about Equity Trend’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Equity Trend.
Advisory Fees
For its management and supervision of the daily business affairs of Equity Trend, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Equity Trend’s net assets at an annual rate of 1.00%. Effective immediately after the reorganization, VIA has contractually agreed to limit total operating expenses (excluding dividend and interest expenses, taxes, surcharge commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of Equity Trend so that expenses do not exceed, on an annualized basis, 1.38%, 2.13%, 1.13% and 1.05% for Class A, Class C, Class I and Class R6 shares, respectively, through January 31, 2017.

Subadvisory Fees
Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Equity Trend. The Fund does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee at the rate of 20% of the net investment management fee.
What will be the primary federal tax consequences of the Reorganization?
Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of Sullivan & Worcester LLP that, for federal income tax purposes, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.
If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for federal income tax purposes, no gain or loss will be recognized by Dynamic Trend or its shareholders as a result of receiving shares of Equity Trend in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Equity Trend that are received by the shareholders of Dynamic Trend will be the same as the holding period and aggregate tax basis of the shares of Dynamic Trend previously held by such shareholders, provided that such shares of Dynamic Trend are held as capital assets. In addition, no gain or loss will be recognized by Equity Trend upon the receipt of the assets of Dynamic Trend in exchange for shares of Equity Trend and the assumption by Equity Trend of Dynamic Trend’s liabilities, and the holding period and tax basis of the assets of Dynamic Trend in the hands of Equity Trend as a result of the Reorganization will be the same as in the hands of Dynamic Trend immediately prior to the Reorganization.
What happens if the Reorganization is not approved?
VIA expects to recommend that Dynamic Trend be liquidated if the Reorganization is not approved. In a liquidation, Dynamic Trend will dispose of its assets in an orderly manner and will distribute the proceeds to its shareholders. This distribution would be taxable to investors (except for tax exempt investors).
RISKS
Are the risk factors for the Funds similar?
Yes. The risk factors are substantially similar due to the identical investment objectives and substantially similar investment policies of the Funds, except that only Dynamic Trend is subject to short sales risk. The risks of Equity Trend are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.
What are the primary risks of investing in each Fund?
An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.
Each of the Funds is subject to the following Principal Risks: Equity Securities Risk, Market Volatility Risk, Portfolio Turnover Risk, Quantitative Model Risk, Sector Focused Investing Risk, and U.S. Government Securities Risk.
•
Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

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Market Volatility Risk.   The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

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Portfolio Turnover Risk.   The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the Portfolio Turnover section above for more information about the impact that portfolio turnover can have on your investment.

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Quantitative Model Risk.   The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

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Sector Focused Investing Risk.   The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.

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U.S. Government Securities Risk.   The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

In addition, Dynamic Trend is subject to Short Sales Risk.
•
Short Sales Risk.   The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

Before May 2015, Dynamic Trend was also subject to Leverage Risk.
•
Leverage Risk.   The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.
INFORMATION ABOUT THE REORGANIZATION
At a special meeting held on October 22, 2015, all of the Trustees of the Trust on behalf of Dynamic Trend, including the Independent Trustees, considered and approved the Reorganization as set forth in the Plan. They determined that the Reorganization was in the best interests of Dynamic Trend and its shareholders, and that the interests of existing shareholders of Dynamic Trend will not be diluted as a result of the transactions contemplated by the Reorganization.
Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that Equity Trend has an identical investment objective and substantially similar investment strategies as Dynamic Trend, except that Dynamic Trend may take short positions in an exchange-traded fund representing the S&P 500® Index, while Equity Trend may not. They noted that, during some periods, Dynamic Trend outperformed Equity Trend, and that during other periods, Equity Trend outperformed Dynamic Trend. They considered that, before May 2015, Dynamic Trend had pursued its investment objective by employing leverage on its long positions in circumstances where Dynamic Trend determined to take long positions and also took short positions in particular sectors, so that that its performance was not directly comparable with Equity Trend’s for most periods.
The Trustees took into account the differences in the Funds’ management fees. They considered VIA’s view that a fee with a performance adjustment was appropriate for a leveraged long/short fund, as Dynamic Trend used to be, but was less appropriate for an un-leveraged fund with no or limited short positions, as Equity Trend and Dynamic Trend now operate. They also took into account that due to Dynamic Trend’s underperformance against the performance adjustment index and decrease in net assets, VIA currently was making management fee payments to Dynamic Trend. The Trustees considered that this could be seen as a valuable asset of Dynamic Trend that would be given up in the Reorganization, but concluded that, since it was the result of prolonged underperformance relative to the performance adjustment index and a decrease in Dynamic Trend’s size, the loss of this asset was outweighed by the benefit of investing in a larger fund with potential for economies of scale. They also noted that making judgments about the Fund’s relative expense ratios was complicated by the fact that, were Dynamic Trend’s performance better, its management fee and total expense ratio would be higher, and potentially significantly higher than Equity Trend’s.

The Trustees considered the relative asset size of each Fund, including the benefits of creating an entity with a higher combined level of assets, which has the potential to provide greater scale and potential to maintain long-term scale benefits for the shareholders of each Fund. They considered a liquidation and distribution of the assets of Dynamic Trend, but decided to provide investors an opportunity to invest in Equity Trend, a non-leveraged, non-shorting fund with a more appropriate management fee and an identical investment objective, through a tax-free reorganization.
In addition, the Trustees considered, among other things:
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the terms and conditions of the Reorganization;

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the fact that the Reorganization would not result in the dilution of shareholders’ interests;

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the fact that VIA will bear the expenses incurred in connection with the Reorganization;

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the benefits to shareholders, including from operating efficiencies, which may be achieved from combining the Funds;

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the fact that total fund operating expenses on a pro-forma basis for Equity Trend will be subject to a contractual expense limitation through January 31, 2017;

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the fact that Equity Trend will assume all of the liabilities of Dynamic Trend;

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the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•
alternatives available to shareholders of Dynamic Trend, including the ability to redeem their shares.

During their consideration of the Reorganization, the Trustees of the Trust consulted with counsel to the Independent Trustees, as appropriate.
After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Dynamic Trend and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Dynamic Trend for approval.
The Trustees of the Trust have also approved the Plan on behalf of Equity Trend, after concluding that the proposed Reorganization would be in the best interests of Equity Trend and its shareholders.
Agreement and Plan of Reorganization
The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).
The Plan provides that all of the assets of Dynamic Trend will be acquired by Equity Trend in exchange for Class A, Class C, Class I and Class R6 shares of Equity Trend and the assumption by Equity Trend of all of the liabilities of Dynamic Trend on or about January 15, 2016, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Dynamic Trend will endeavor to discharge all of its known liabilities and obligations. Dynamic Trend will prepare an unaudited statement of its assets and liabilities as of the Closing Date.
At or prior to the Closing Date, Dynamic Trend will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.
The number of full and fractional shares of each class of Equity Trend to be received by the shareholders of Dynamic Trend will be determined by dividing the net assets of Dynamic Trend by the net asset value of a share of Equity Trend. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.
Virtus Fund Services, LLC (“VFS”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Equity Trend, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.
Immediately after the transfer of its assets to Equity Trend, Dynamic Trend will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Equity Trend received by Dynamic Trend. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Dynamic Trend’s shareholders on the share records of Equity Trend or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Equity Trend due to Dynamic Trend’s shareholders. All issued and outstanding shares of Dynamic Trend will be canceled. The shares of Equity Trend to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Dynamic Trend will be terminated as a series of the Trust.
The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Dynamic Trend’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of Dynamic Trend’s shareholders, the Plan may be terminated (a) by the mutual agreement of Dynamic Trend and Equity Trend; (b) by either Dynamic Trend or Equity Trend if the Reorganization has not occurred on or before [DATE], unless such date is extended by mutual agreement of Dynamic Trend and Equity Trend; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.
If the Reorganization is not consummated, VIA or one of its affiliates will pay the expenses incurred by Dynamic Trend and Equity Trend in connection with the Reorganization (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by Dynamic Trend, Equity Trend or their shareholders.
If Dynamic Trend’s shareholders do not approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of Dynamic Trend and its shareholders, including liquidation.
Federal Income Tax Consequences
The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, for federal income tax purposes and based upon certain facts, assumptions, and representations, while not free from doubt, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.
If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result:
1.
No gain or loss will be recognized by Equity Trend upon the receipt of the assets of Dynamic Trend solely in exchange for the shares of Equity Trend and the assumption by Equity Trend of the liabilities of Dynamic Trend;

2.
No gain or loss will be recognized by Dynamic Trend on the transfer of its assets to Equity Trend in exchange for Equity Trend’s shares and the assumption by Equity Trend of the liabilities of Dynamic Trend or upon the distribution of Equity Trend’s shares to Dynamic Trend’s shareholders in exchange for their shares of Dynamic Trend;

3.
No gain or loss will be recognized by Dynamic Trend’s shareholders upon the exchange of their shares of Dynamic Trend for shares of Equity Trend in liquidation of Dynamic Trend;

4.
The aggregate tax basis of the shares of Equity Trend received by each shareholder of Dynamic Trend pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Dynamic Trend held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Equity Trend received by each shareholder of Dynamic Trend will include the period during which the shares of Dynamic Trend exchanged therefor were held by such shareholder (provided that the shares of Dynamic Trend are held as capital assets on the date of the Reorganization); and

5.
The tax basis of the assets of Dynamic Trend acquired by Equity Trend will be the same as the tax basis of such assets to Dynamic Trend immediately prior to the Reorganization, and the holding period of such assets in the hands of Equity Trend will include the period during which the assets were held by Dynamic Trend.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, Dynamic Trend would recognize gain or loss on the transfer of its assets to Equity Trend and each shareholder of Dynamic Trend would recognize a taxable gain or loss equal to the difference between its tax basis in its Dynamic Trend shares and the fair market value of the shares of Equity Trend it received.
Equity Trend’s utilization after the Reorganization of any pre-Reorganization losses realized by Equity Trend to offset income or gain realized by Dynamic Trend could be subject to limitation. Shareholders of Dynamic Trend should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.
Pro Forma Capitalization
The following table sets forth the capitalization of the Funds as of September 30, 2015, and the capitalization of Equity Trend on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.83196 Class A shares, 0.76580 Class C shares, 0.84249 Class I shares and 0.84262 Class R6 shares of Equity Trend for each Class A, Class C, Class I and Class R6 shares, respectively, of Dynamic Trend.
Capitalization of Dynamic Trend, Equity Trend and Equity Trend (Pro Forma)
	Dynamic Trend	Equity Trend	Adjustments	Equity Trend (Pro Forma) After Reorganization
Net Assets (in 000s)
Class A	$151,867	$520,337	$44(a)	$672,248
Class B	$44	—	$-44(a)	$0
Class C	$206,159	$746,389		$952,549
Class I	$259,770	$594,460		$854,230
Class R6	$92	$89		$181
Total Net Assets	$617,932	$1,861,276	$0	$2,479,208
Net Asset Value Per Share
Class A	$10.10	$12.14		$12.14
Class B	$9.15	—		—
Class C	$9.09	$11.87		$11.87
Class I	$10.27	$12.19		$12.19
Class R6	$10.28	$12.20		$12.20

	Dynamic Trend	Equity Trend	Adjustments	Equity Trend (Pro Forma) After Reorganization
Shares Outstanding (in 000s)
Class A	15,030	42,874	-2,516(a)	55,387
Class B	5	—	-5(a)	—
Class C	22,668	62,903	-5,300	80,271
Class I	25,292	48,770	-3,982	70,080
Class R6	9	7	-1	15
Total Shares Outstanding	63,003	154,554	-11,804(b)	205,752(b)

(a)
Class B shares for Dynamic Trend will be converted to Class A prior to the Reorganization

(b)
Reflects change in shares outstanding due to exchange of Class A, Class C, Class I and Class R6 shares of Dynamic Trend for Class A, Class C, Class I and Class R6 shares, respectively, of Equity Trend based on the net asset value of Equity Trend’s Class A, Class C, Class I and Class R6 shares, respectively, at September 30, 2015.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.
Distribution of Shares
VP Distributors, LLC (“VP Distributors”), an affiliate of Virtus Investment Partners, Inc. and the Adviser, serves as the national distributor of the Funds’ shares. VP Distributors distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Dynamic Trend is authorized to issue five classes of shares: Class A, Class B, Class C, Class I and Class R6. Equity Trend also currently offers Class A, Class C, Class I and Class R6 shares. All Class B shares of Dynamic Trend will be converted into Class A shares prior to the Reorganization. Each class of shares for the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.
In the proposed Reorganization, shareholders of Dynamic Trend owning Class A, Class C, Class I or Class R6 shares will receive Class A, Class C, Class I or Class R6 shares, respectively, of Equity Trend. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A Shares on which a finder’s fee has been paid may incur a 1% deferred sales charge if the shares are redeemed within 18 months of purchase. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares.
Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sales charge (“CDSC”) if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Equity Trend will be added to the length of time you held shares in Dynamic Trend. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Dynamic Trend. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Fund’s aggregate average daily net assets attributable to Class C shares. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Dynamic Trend in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser, the Subadviser and their affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 Shares are available only to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement with the fund’s Transfer Agent to make Class R6 Shares available to plan participants where plan level or omnibus accounts are held on the books of the fund. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs and are not available through retail, advisory fee-based wrap platforms. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.
In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C, Class I and Class R6 shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Equity Trend.
Purchase and Redemption Procedures
Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within sixty days. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.
Exchange Privileges
The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds. Class C shares of the Funds are also exchangeable for Class T shares of those Virtus Mutual Funds offering them.
On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.
Dividend Policy
Like Dynamic Trend, Equity Trend distributes net investment income semiannually. Both Funds distribute net realized capital gains, if any, at least annually.
All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.
Each Fund has qualified, and Equity Trend intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.
COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS
Form of Organization
The Funds are each organized as a separate series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. The Trust is governed by its Declaration of Trust and By-Laws, Board of Trustees, Delaware law, as applicable, and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Dynamic Trend, Equity Trend and 30 other mutual funds of various asset classes.
Capitalization
The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.
Shares of Dynamic Trend are offered in four classes (Class A, Class C, Class I and Class R6, after all Class B shares are to be converted into Class A shares prior to the Reorganization) while Equity Trend also offers Class A, Class C, Class I and Class R6 shares. Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans that affect only their particular class.
Shareholder Liability
As a Delaware statutory trust, the Trust’s operations are governed by its Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, as amended. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of State of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Agreement and Declaration of Trust, as amended. Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “Delaware Act”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust’s Amended and Restated Agreement and Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Amended and Restated Agreement and Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

Shareholder Meetings and Voting Rights
The Trust, on behalf of each of Dynamic Trend and Equity Trend, is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. As determined by the Trustees, shareholders are entitled to one vote for each dollar of NAV (number of shares held times the NAV of the applicable class of the applicable Fund).
Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1∕3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).
Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. The Trust does not hold regular meetings of shareholders of the Funds. The Board will call a meeting of shareholders of a Fund when at least 10% of the outstanding shares of that Fund so request in writing. If the Board fails to call a meeting after being so notified, the shareholders may call the meeting. The Board will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.
Liquidation
In the event of the liquidation of the Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities of the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.
Liability and Indemnification of Trustees
The Amended and Restated Agreement and Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Amended and Restated Agreement and Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.
The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of the Trust, and Delaware and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware and federal law, as applicable, directly for more complete information.
INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS
This Prospectus/Proxy Statement is being sent to shareholders of Dynamic Trend in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held at 2 p.m. Eastern time, January 12, 2016, at the offices of Virtus Investment Partners, Inc., 100 Pearl Street, Hartford, Connecticut 06103, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Dynamic Trend on or about December 7, 2015.

The Board of Trustees of the Trust has fixed the close of business on November 27, 2015 as the record date (the “Record Date”) for determining the shareholders of Dynamic Trend entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.
In voting for the Plan, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote.
Proxies may be revoked by mailing a notice of revocation to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.
If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote through the Internet or by telephone, or attend in person. Guidelines on voting by mail, by telephone, through the Internet or in person at the Meeting appear on the enclosed proxy card.
If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.
Thirty-three and one-third percent (33 1∕3%) of the outstanding voting shares of Dynamic Trend must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require approval as mandated under the 1940 Act, which is the lesser of: approval by 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or, approval by more than 50% of the outstanding voting securities.
The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes have the effect of shares voted against the Plan.
In addition to the proxy solicitation by mail, representatives of the Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. Computershare Fund Services, Inc. has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by VIA. The anticipated cost of this proxy solicitation is approximately $400,000, plus expenses.
If shareholders of Dynamic Trend do not vote to approve the Plan, the Trustees of the Trust will consider other possible courses of action in the best interests of Dynamic Trend and its shareholders, including liquidation. If sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of Dynamic Trend who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Delaware law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of Equity Trend that they receive in the transaction at their then-current net asset value. Shares of Dynamic Trend may be redeemed at any time prior to the Reorganization. Shareholders of Dynamic Trend may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.
The Trust does not hold annual shareholder meetings. If the Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.
The votes of the shareholders of Equity Trend are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.
Shareholder Information
The shareholders of Dynamic Trend at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of Dynamic Trend owned as of the Record Date. As of the Record Date, the total number of shares of Dynamic Trend outstanding was as follows:
Number of Shares
Class A	[ ]
Class C	[ ]
Class I	[ ]
Class R6	[ ]
Total	[ ]

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Dynamic Trend.
As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Equity Trend.
Control Persons and Principal Holders of Securities
As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of Dynamic Trend and Equity Trend were as follows:
Dynamic Trend
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Equity Trend
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
FINANCIAL STATEMENTS AND EXPERTS
The Annual Report of the Trust relating to Dynamic Trend and Equity Trend, for the year ended September 30, 2014, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
LEGAL MATTERS
Certain legal matters concerning the issuance of shares of Equity Trend will be passed upon by Jennifer S. Fromm, Esq., Assistant Secretary of the Trust and Senior Counsel of Virtus Investment Partners, Inc.
ADDITIONAL INFORMATION
The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.
OTHER BUSINESS
The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.
THE TRUSTEES OF OPPORTUNITIES TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.
[           ], 2015

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this __th day of September, 2015, by and between Virtus Opportunities Trust, a Delaware trust (the “Trust”), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Virtus Equity Trend Fund (the “Acquiring Fund”), a separate series of the Trust, and the Trust on behalf of Virtus Dynamic Trend Fund (the “Acquired Fund”), also a separate series of the Trust.
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
The Acquired Fund and the Acquiring Fund are separate series of the Trust, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.
The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.
The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1.
TRANSACTION

1.1   Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).
1.2   The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).
1.3   The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.
1.4   Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.
1.5   Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.
1.6   Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.
2.
VALUATION

2.1   The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.
2.2   The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.
2.3   The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.
2.4   Virtus Fund Services, LLC (“VFS”) shall make all computations of value, in its capacity as administrator for the Trust.
3.
CLOSING AND CLOSING DATE

3.1   The Closing Date shall be ________, ____, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Virtus Investment Partners, 100 Pearl Street, Hartford, CT 06103 or at such other time and/or place as the parties may agree.
3.2   The Trust shall direct JPMorgan Chase Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.
3.3   The Trust shall direct VFS in its capacity as transfer agent for the Trust (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4   In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.
4.
REPRESENTATIONS AND WARRANTIES

4.1   The Trust, on behalf of the Acquired Fund, represents and warrants as follows:
(a)   The Acquired Fund is duly organized as a series of the Trust, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust’s Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;
(b)   The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;
(c)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d)   The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)   On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;
(f)   The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;
(g)   All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;
(h)   Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(i)   The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at _____ __, ____ are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(j)   Since _____ __, ____, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;
(k)   On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l)   For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;
(m)   All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;
(n)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and
(o)   The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.
4.2   The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:
(a)   The Acquiring Fund is duly organized as a series of the Trust, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust Instrument to own all of its assets and to carry on its business as it is now being conducted;
(b)   The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;
(c)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d)   The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e)   The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the

Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;
(f)   Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;
(g)   On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;
(h)   The audited financial statements of the Acquiring Fund at _____ __, ____ are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;
(i)   Since _____ __, ____, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;
(j)   On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k)   For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;
(l)   All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;
(m)   The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)   Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);
(o)   The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and
(p)   The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
5.
COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

5.1   The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.
5.2   If necessary, the Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.
5.3   The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4   The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.
5.5   Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6   As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.
5.7   The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
5.8   The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.
6.
COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

6.1   The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.
6.2   Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
6.3   The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4   The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
6.5   The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
7.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
7.1   All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2   The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund on or before the Closing Date; and
7.3   The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.
8.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:
8.1   All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
8.2   The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;
8.3   The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;
8.4   The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5   The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.
9.
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
9.1   This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Trust Instrument, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, the Trust, on behalf of neither the Acquired Fund nor the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;
9.2   On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
9.3   All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust, on behalf of both the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
9.4   The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
9.5   The parties shall have received the opinion of Sullivan & Worcester, LLP (“Special Tax Counsel”), addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement will, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Special Tax Counsel shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 9.5.
10.
BROKERAGE FEES AND EXPENSES

10.1   The Trust, on behalf of both the Acquired Fund and the Acquiring Fund, represents and warrants both that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
10.2   The expenses relating to the proposed Reorganization will be borne by Virtus Investment Advisers or an affiliate. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3   In the event the transactions contemplated by this Agreement are not consummated, then Virtus Investment Advisers, Inc. agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.
11.
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1   The Trust on behalf of the Acquiring Fund and the Acquired Fund has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.
11.2   The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.
TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before _____ __, ____ unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
13.
WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.
14.
AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
15.
NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of Virtus Fund Services, LLC, 100 Pearl Street, Hartford, CT 06103, Attn: Counsel.
16.
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1   The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
16.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
16.3   This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
16.5   It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in the Trust Instrument. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in the Trust Instrument.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.
VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus Equity Trend Fund
By:
By: Title:
VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus Dynamic Trend Fund
By:
By: Title:
Agreed and accepted as to paragraphs 10.2 and 10.3 only:
VIRTUS INVESTMENT ADVISERS, INC.
By:
By: Title:

STATEMENT OF ADDITIONAL INFORMATION
Acquisition of Assets of
VIRTUS DYNAMIC TREND FUND
a series of
VIRTUS OPPORTUNITIES TRUST
c/o VP Distributors, LLC
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574
By and In Exchange For Shares of
VIRTUS EQUITY TREND FUND
a series of
VIRTUS OPPORTUNITIES TRUST
c/o VP Distributors, LLC
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574
This Statement of Additional Information, dated [            ], 2015, relating specifically to the proposed transfer of the assets and liabilities of Virtus Dynamic Trend Fund (“Dynamic Trend”), a series of Virtus Opportunities Trust (the “Trust”) to Virtus Equity Trend Fund (“Equity Trend”), a series of the Trust, in exchange for Class A, Class C, Class I and Class R6 shares of beneficial interest, no par value, of Equity Trend (to be issued to holders of shares of Dynamic Trend), consists of the information set forth below pertaining to Equity Trend and Dynamic Trend and the following described documents, each of which is incorporated by reference herein:
(1)
The Statement of Additional Information of the Trust relating to Dynamic Trend, dated January 28, 2015, as supplemented;

(2)
The Statement of Additional Information of the Trust relating to Equity Trend, dated January 28, 2015;

(3)
Annual Report of the Trust relating to Dynamic Trend for the year ended September 30, 2014;

(4)
Annual Report of the Trust relating to Equity Trend for the year ended September 30, 2014;

(5)
[Annual Report of the Trust relating to Dynamic Trend for the year ended September 30, 2015 (to be filed)];

(6)
[Annual Report of the Trust relating to Equity Trend for the year ended September 30, 2015 (to be filed)];

(7)
Unaudited financial statements relating to Dynamic Trend for the period ending September 30, 2015 (attached hereto);

(8)
Unaudited financial statements relating to Equity Trend for the period ending September 30, 2015 (attached hereto); and

(9)
Pro Forma Financial Information for the period ending September 30, 2015 (attached hereto).

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Dynamic Trend and Equity Trend dated [ ], 2015. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

Pro Forma Financial Information for the Period Ending September 30, 2015
Combination of Virtus Dynamic Trend Fund into Virtus Equity Trend Fund (in thousands)
The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report of Virtus Opportunities Trust with respect to Virtus Dynamic Trend Fund (“Dynamic Trend”) and Virtus Equity Trend Fund (“Equity Trend” and together with Dynamic Trend, the “Funds”) dated September 30, 2015, which is on file with the SEC and is available at no charge.
The unaudited pro forma information set forth below for the period September 30, 2015 is intended to present ratios and supplemental data as if the reorganization of Dynamic Trend into Equity Trend (the “Reorganization”) had taken place on October 1, 2014. The Reorganization is intended to allow shareholders of Dynamic Trend to own a fund that is similar in style and with a greater amount of combined assets after the Reorganization.
The Funds have the same investment advisor, subadviser, distributor, administrator, transfer agent, and custodian. Each of such service providers has entered into an agreement with the Funds which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.
As of September 30, 2015, the net assets of Dynamic Trend were $617.932 million and of Equity Trend were $1.861 billion. The net assets of the combined fund as of September 30, 2015 would have been $2.479 billion. Equity Trend’s net asset value per share after the Reorganization assumes the increase of shares of Equity Trend at September 30, 2015 in connection with the proposed Reorganization. The amount of increased shares was calculated based on the net assets (in 000s), as of September 30, 2015, of Dynamic Trend of  $151,911, $206,159, $259,770, and $92 for Class A, Class C, Class I, and Class R6, respectively, and the net assets of Equity Trend of  $520,337, $746,389, $594,460, and $89 for Class A, Class C, Class I, and Class R6, respectively. Shares of Equity Trend (in 000s) were increased by 12,513 for Class A, 17,368 for Class C, and 21,310 for Class I and 8 for Class R6 in exchange for Class A, Class C, Class I and Class R6 shares, respectively of Dynamic Trend.
On a pro forma basis for the twelve months ended September 30, 2015, the proposed Reorganization would result in a decrease of  $3.25 million in other operating expenses and an increase of  $5.2 million in reimbursement by the investment adviser which is offset by the elimination of the performance fee adjustment with respect to Dynamic Trend.
Dynamic Trend’s gross annual operating expenses as of September 30, 2015 were 1.38%, 2.13%, 1.13%, and 1.03% for Class A, Class C, Class I, and Class R6, respectively. Equity Trend’s gross annual operating expenses were 1.53%, 2.28%, 1.28%, and 1.20% for Class A, Class C, Class I, and Class R6, respectively. As a result of the Reorganization, Equity Trend’s expenses are expected to decrease to 1.47%, 2.22%, 1.22%, and 1.14% for Class A, Class C, Class I, and Class R6, respectively, on a pro forma basis. Effective immediately after the Reorganization, the Adviser has contractually agreed to limit total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of Equity Trend so that expenses do not exceed, on an annualized basis, 1.38%, 2.13%, 1.13% and 1.05% for Class A, Class C, Class I and Class R6 shares, respectively, through January 31, 2017.
The costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, are estimated to be $400,000, and will be borne by VIA.
No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation and Subchapter M compliance. The accounting survivor in the proposed Reorganization will be Equity Trend.
The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan will, for federal income tax purposes, qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.
2

Virtus Opportunities Trust
Statement of Assets and Liabilities
Year Ended September 30, 2015
	Dynamic Trend Fund	Equity Trend Fund
Assets
Investment in securities at value	$610,410	$1,845,824
Cash	41	—
Deposits with broker for securites sold short	155,502	—
Receivables
Investment securities sold	7,733	27,405
Fund shares sold	3	1,244
Dividends and interest receivable	149	1,150
Prepaid trustee retainer	5	17
Prepaid expenses	82	168
Total assets	773,925	1,875,808
Liabilities
Securities sold short at value	150,468	—
Payables
Fund shares repurchased	3,293	11,137
Investment advisory fees	783	1,610
Distribution and service fees	209	755
Administration fees	64	195
Transfer agent fees and expenses	232	639
Trustees’ fees and expenses	1	3
Dividends and interest esxpense on securities sold short	883	—
Professional fees	20	24
Custodian fees	3	50
Printing fees	27	84
Other accrued expenses	10	35
Total liabilities	155,993	14,532
Net Assets	$617,932	$1,861,276
Net Assets Consist of:
Capital paid in on shares of beneficial interest	731,094	2,253,155
Accumulated undistributed net investment income (loss)	(7,438)	(19,766)
Accumulated undistributed net realized gain (loss)	(114,910)	(389,056)
Net unrealized appreciation (depreciation) on investments	4,152	16,943
Net unrealized appreciation (depreciation) on securities sold short	5,034	—
Net Assets	$617,932	$1,861,276
Class A
Net asset value (net assets/shares outstanding) per share	$10.10	$12.14
Maximum offering price per share NAV/(1-5.75%)	$10.72	$12.88
Shares of beneficial interest outstanding, no par value, unlimited authorization	15,029,556	42,873,573
Net Assets	$151,867	$520,337
3

	Dynamic Trend Fund	Equity Trend Fund
Class B
Net asset value (net assets/shares outstanding) per share $	$9.15	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,831	—
Net Assets	$44	$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.09	$11.87
Shares of beneficial interest outstanding, no par value, unlimited authorization	22,668,315	62,902,674
Net Assets	$206,159	$746,390
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.27	$12.19
Shares of beneficial interest outstanding, no par value, unlimited authorization	25,291,601	48,769,639
Net Assets	$259,770	$594,460
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$10.28	$12.20
Shares of beneficial interest outstanding, no par value, unlimited authorization	8,980	7,263
Net Assets	$92	$89
(1) Investment in securities at cost	$606,258	$1,828,881
(2) Proceeds from securities sold short	$155,502	$—
(3) Amount is less than $500.
4

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2015
	Dynamic Trend Fund	Equity Trend Fund
Investment Income
Dividends	$13,365	$62,444
Security lending	—	32
Foreign taxes withheld	—	(21)
Total investment income	13,365	62,455
Expenses
Investment advisory fees	4,975(2)	48,367
Service fees, Class A	862	3,044
Distribution and service fees, Class B	1	—
Distribution and service fees, Class C	3,635	13,843
Administration fees	1,662	5,346
Transfer agent fees and expenses	1,770	5,397
Interest expense	605	—
Registration fees	174	375
Printing fees and expenses	104	320
Custodian fees	23	126
Professional fees	58	129
Trustees’ fees and expenses	119	381
Miscellaneous expenses	100	291
Total expenses	14,088	77,619
Dividends and interest on short sales	6,715	—
Total expenses including dividends and interest expense on short sales	20,803	77,619
Less expenses reimbursed and/or waived by investment adviser	—	—
Net expenses	20,803	77,619
Net investment income (loss)	(7,438)	(15,164)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	156,379	179,153
Net realized gain (loss) on securities sold short	(81,135)	—
Net realized gain (loss) on foreign currency transactions	—(1)	—
Capital gain distributions from underlying funds	—	—
Net change in unrealized appreciation (depreciation) on investments	(262,270)	(738,993)
Net change in unrealized appreciation (depreciation) on securities sold short	10,846	—
Net gain (loss) on investments	(176,180)	(559,840)
Net increase (decrease) in net assets resulting from operations	$(183,618)	$(575,004)

(1)
Amount is less than $500.

(2)
Includes $(16,501) of additional advisory income related to the performance fee adjustment.

5

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
	Dynamic Trend Fund		Equity Trend Fund
	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2015	Year Ended September 30, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(7,438)	$(4,830)	$(15,164)	$21,879
Net realized gain (loss)	75,244	154,804	179,153	999,509
Net change in unrealized appreciation (depreciation)	(251,424)	116,010	(738,993)	(48,648)
Increase (decrease) in net assets resulting from operations	(183,618)	265,984	(575,004)	972,740
From Distributions to Shareholders
Net investment income, Class A	—	—	(3,221)	(6,111)
Net investment income, Class C	—	—	—	—
Net investment income, Class I	—	—	(7,629)	(15,369)
Net investment income, Class R6	—	—	—	—
Net realized short-term gains, Class A	(7,947)	—	(95,597)	(42,252)
Net realized short-term gains, Class B	(2)	—	—	—
Net realized short-term gains, Class C	(8,234)	—	(96,789)	(29,718)
Net realized short-term gains, Class I	(17,789)	—	(158,252)	(56,898)
Net realized short-term gains, Class R6	(2)	—	(5)	—
Net realized long-term gains, Class A	(67,391)	—	(286,002)	(16,551)
Net realized long-term gains, Class B	(15)	—	—	—
Net realized long-term gains, Class C	(69,932)	—	(289,141)	(11,641)
Net realized long-term gains, Class I	(150,766)	—	(473,394)	(22,288)
Net realized long-term gains, Class R6	(13)	—	(15)	—
Decrease in net assets from distributions to shareholders	(322,091)	—	(1,410,045)	(200,828)
From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(447,390)	(45,309)	(984,779)	(150,111)
Change in net assets from share transactions, Class B	(73)	(4)	—	—
Change in net assets from share transactions, Class C	(216,653)	240,321	(668,784)	508,692
Change in net assets from share transactions, Class I	(930,551)	588,058	(2,373,748)	917,705
Change in net assets from share transactions, Class R6	114	—	120	—
Increase (decrease) in net assets from share transactions	(1,594,553)	783,066	(4,027,191)	1,276,286
Net increase (decrease) in net assets	(2,100,262)	1,049,050	(6,012,240)	2,048,198
Net Assets
Beginning of fiscal year	2,718,194	1,669,144	7,873,516	5,825,318
End of fiscal year	$617,932	$2,718,194	$1,861,276	$7,873,516
Accumulated undistributed net investment income (loss) at end of fiscal year	$(7,438)	$—	$(19,766)	$6,248
6

VIRTUS OPPORTUNITIES TRUST
PART C — OTHER INFORMATION
Item 15.   Indemnification.
The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 9 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1 of the Registrant’s Registration Statement filed on January 25, 2005. Indemnification of Registrant’s Custodian is provided for in the Master Custody Agreement incorporated herein by reference to Exhibit G.1 of the Registrant’s Registration Statement of VIT (File No. 033-64915) filed April 29, 2013. The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.6 of the Registration Statement of VIT (File No. 033-64915) filed on February 25, 2010. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibit H.8 of Post-effective Amendment No. 97 to the Registrant’s Registration Statement filed on July 26, 2013, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.
In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit A of the Registrant’s Registration Statement filed on January 25, 2002, provides in relevant part as follows:
“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of  (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.
All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …
… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”
In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a

Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”
Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit B.1 of the Registrant’s Registration Statement filed on January 30, 2007, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Investment Advisory Agreement, Subadvisory Agreements, Foreign Custody Manager Agreement, Sub-Administration Agreement and Sub-Transfer Agency and Service Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.
The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 16.   Exhibits
(1)
Amended Declaration of Trust.

a.
Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

b.
Amendment to the Declaration of Trust of Virtus Opportunities Trust (“VOT” or the “Registrant”), dated November 16, 2006, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

(2)
Bylaws.

a.
Amended and Restated By-Laws dated November 16, 2005, filed via EDGAR (as Exhibit b.1) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.
Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

c.
Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated August November 17, 2011, filed via EDGAR (as Exhibit b.3) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

(3)
Not applicable.

(4)
Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

(5)
None other than as set forth in Exhibits 1 and 2.

(6)
Investment Advisory Contracts.

a.
Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Bond Fund, and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

i.
Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006 and incorporated herein by reference.

ii.
Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Global Infrastructure Fund (formerly Global Dividend Fund), High Yield Fund, Market Neutral Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

iii.
Third Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated September 24, 2007, on behalf of Alternatives Diversifier Fund, Foreign Opportunities Fund, Global Opportunities Fund, International Real Estate Securities Fund, Sector Trend Fund (formerly AlphaSector Rotation Fund) and AlphaSector Allocation Fund, filed via EDGAR (as Exhibit d.10) with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

iv.
Fourth Amendment to Amended and Restated Investment Advisory Agreement, between the Registrant and VIA on behalf of Senior Floating Rate Fund effective as of January 31, 2008, filed via EDGAR (as Exhibit d.13) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

v.
Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR (as Exhibit d.14) with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

vi.
Sixth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA on behalf of Global Real Estate Securities Fund, Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund effective as of March 2, 2009, filed via EDGAR (as Exhibit d.17) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference
vii.
Seventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of May 29, 2009, filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

viii.
Eighth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 29, 2009, filed via EDGAR (as Exhibit d.22) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

ix.
Ninth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2010, filed via EDGAR (as Exhibit d.26) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

x.
Tenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 30, 2010, filed via EDGAR (as Exhibit d.27) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

xi.
Eleventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 14, 2010, filed via EDGAR (as Exhibit d.28) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

xii.
Twelfth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2011, filed via EDGAR (as Exhibit d.29) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference

xiii.
Thirteenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 15, 2011, filed via EDGAR (as Exhibit d.30) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

xiv.
Fourteenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective as of February 6, 2012, on behalf of Dynamic Trend Fund (formerly Dynamic AlphaSector Fund and Market Neutral Fund), filed via EDGAR (as Exhibit d.15) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

xv.
Fifteenth Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA effective as of August 28, 2012, on behalf of Emerging Markets Debt Fund, Emerging Markets Equity Income Fund, Herzfeld Fund, International Small-Cap Fund and Wealth Masters Fund, filed via EDGAR (as Exhibit d.16) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

xvi.
Sixteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of December 18, 2012, on behalf of Disciplined Equity Style Fund, Disciplined Select Bond Fund and Disciplined Select Country Fund, filed via EDGAR (as Exhibit d.17) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

xvii.
Seventeenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 10, 2013, on behalf of Low Volatility Equity Fund, filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

xviii.
Eighteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of December 18, 2013, on behalf of Emerging Markets Small Cap Fund, filed via EDGAR (as Exhibit d.1.r) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

xix.
Nineteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of November 13, 2014, on behalf of International Wealth Masters Fund filed via EDGAR (as Exhibit d.1.s) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014 and incorporated herein by reference.

xx.
Twentieth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 6, 2015, filed via EDGAR (as Exhibit d.1.t) with Post-Effective Amendment No. 82 (File 033-65137) on March 13, 2015 and incorporated herein by reference.

xxi.
Twenty-First Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 19, 2015, on behalf of Virtus Essential Resources Fund, filed via EDGAR (as Exhibit d.1.u) with Post-Effective Amendment No. 82 (File 033-65137) on March 13, 2015 and incorporated herein by reference.

b.
Subadvisory Agreement between VIA and BMO Asset Management Corp. (formerly Harris Investment Management, Inc.) (“BMO”) on behalf of Global Commodities Stock Fund dated March 15, 2011, filed via EDGAR (as Exhibit d.37) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

c.
Subadvisory Agreement between VIA and Coxe Advisors LLC (“Coxe”) on behalf of Global Commodities Stock Fund dated March 15, 2011, filed via EDGAR (as Exhibit d.19) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

d.
Subadvisory Agreement between VIA and Duff  & Phelps Investment Management Co. (“Duff & Phelps”), dated June 27, 2007, on behalf of Global Infrastructure Fund (formerly Global Dividend Fund) and Real Estate Securities Fund, filed via EDGAR (as Exhibit d.9) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

i.
First Amendment to Subadvisory Agreement between VIA and Duff  & Phelps dated September 24, 2007, on behalf of International Real Estate Securities Fund, filed via EDGAR (as Exhibit d.11) with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

ii.
Second Amendment to Subadvisory Agreement between VIA and Duff  & Phelps on behalf of Global Real Estate Securities Fund dated March 2, 2009, filed via EDGAR (as Exhibit d.20) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

iii.
Third Amendment to Subadvisory Agreement between VIA and Duff  & Phelps on behalf of Global Infrastructure Fund (formerly Global Dividend Fund), Global Real Estate Securities Fund, International Real Estate Securities Fund and Real Estate Securities Fund dated January 1, 2010, filed via EDGAR (as Exhibit d.31) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

e.
Subadvisory Agreement between VIA and Euclid Advisors LLC (“Euclid”) on behalf of Alternatives Diversifier Fund, Sector Trend Fund (formerly AlphaSector Rotation Fund), Multi-Asset Trend Fund (formerly Allocator Premium AlphaSector Fund), Global Equity Trend

Fund (formerly Global Premium AlphaSector Fund), and Equity Trend Fund (formerly Premium AlphaSector Fund) dated September 30, 2011, filed via EDGAR (as Exhibit d.32) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.
f.
Subadvisory Agreement between VIA and Euclid on behalf of Dynamic Trend Fund (formerly Dynamic AlphaSector Fund) dated February 6, 2012, filed via EDGAR (as Exhibit d.22) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

g.
Subadvisory Agreement between VIA and Euclid on behalf of International Equity Fund dated July 23, 2013, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014 and incorporated herein by reference.

h.
Subadvisory Agreement between VIA and Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”) on behalf of Herzfeld Fund dated August 28, 2012, filed via EDGAR (as Exhibit d.32) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

i.
Subadvisory Agreement between VIA and Horizon Asset Management LLC (“Horizon”) on behalf of Wealth Masters Fund dated August 28, 2012, filed via EDGAR (as Exhibit d.25) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

j.
Subadvisory Agreement between VIA and Horizon on behalf of International Wealth Masters Fund dated November 13, 2014, filed via EDGAR (as Exhibit d.13) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014 and incorporated herein by reference.

k.
Subadvisory Agreement between VIA and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) on behalf of International Small-Cap Equity Fund dated August 28, 2012, filed via EDGAR (as Exhibit d.26) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

i.
Amendment to Subadvisory Agreement between VIA and Kayne Anderson Rudnick dated December 18, 2013, on behalf of Emerging Markets Small-Cap Fund, filed via EDGAR (as Exhibit d.11.a) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

l.
Subadvisory Agreement between VIA and Kleinwort Benson Investors International, Ltd. (“KBI”) on behalf of Emerging Markets Equity Income Fund dated August 28, 2012, filed via EDGAR (as Exhibit d.27) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

m.
Subadvisory Agreement between VIA and KBI on behalf of Virtus Essential Resources Fund dated March 19, 2015, filed via EDGAR (as Exhibit d.16) with Post-Effective Amendment No. 82 (File 033-65137) on March 13, 2015 and incorporated herein by reference.

n.
Subadvisory Agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors LLC) (“Newfleet”) dated July 1, 1998, filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

i.
Investment Subadvisory Agreement Amendment between VIA and Newfleet effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

ii.
Amendment to Subadvisory Agreement between VIA and Newfleet dated November 20, 2002, filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

iii.
Third Amendment to Subadvisory Agreement between VIA and Newfleet dated September 1, 2006, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

iv.
Fourth Amendment to Subadvisory Agreement between VIA and Newfleet, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR (as Exhibit d.9) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

v.
Fifth Amendment to Subadvisory Agreement between VIA and Newfleet, on behalf of Bond Fund and High Yield Fund, dated January 1, 2010, filed via EDGAR (as Exhibit d.23) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

vi.
Sixth Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund dated June 2, 2011, filed via EDGAR (as Exhibit d.38) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

vii.
Seventh Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of CA Tax-Exempt Bond Fund dated September 30, 2011, filed via EDGAR (as Exhibit d.39) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

o.
Subadvisory Agreement between VIA and Newfleet on behalf of Emerging Markets Debt Fund dated August 28, 2012, filed via EDGAR (as Exhibit d.29) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

p.
Subadvisory Agreement between VIA and Newfound Investments, LLC (“Newfound”) on behalf of Disciplined Equity Style Fund, Disciplined Select Bond Fund and Disciplined Select Country Fund dated December 18, 2012, filed via EDGAR (as Exhibit d.30) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

q.
Subadvisory Agreement between VIA and Rampart Investment Management Company, LLC (“Rampart”) on behalf of Low Volatility Equity Fund dated June 10, 2013, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

r.
Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”) dated September 24, 2007, on behalf of Foreign Opportunities Fund, filed via EDGAR (as Exhibit d.12) with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

i.
First Amendment to Subadvisory Agreement between VIA and Vontobel dated January 1, 2009, filed via EDGAR (as Exhibit d.15) with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

ii.
Second Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Global Opportunities Fund dated January 28, 2009, filed via EDGAR (as Exhibit d.16) with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated by reference.

iii.
Third Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated April 21, 2009, filed via EDGAR (as Exhibit d.19) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

iv.
Fourth Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia ex Japan

Opportunities Fund and Greater European Opportunities Fund dated January 1, 2010, filed via EDGAR (as Exhibit d.24) with Post- Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.
(7)
Underwriting Agreement.

a.
Underwriting Agreement between VP Distributors, LLC (formerly VP Distributors, Inc.) (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

b.
Form of Sales Agreement between VP Distributors and dealers (April 1, 2014), filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 99 to the Registration Statement of Virtus Equity Trust (“VET”) (File No. 002-16590) on July 28, 2014 and incorporated herein by reference.

(8)
None.

(9)
Custodian Agreement.

a.
Master Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated March 1, 2013, filed via EDGAR (as Exhibit g.1) with Post-Effective Amendment No. 56 to the Registration Statement of Virtus Insight Trust (“VIT”) (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

(10)
Rule 12b-1 and Rule 18f-3 Plans.

a.
Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), effective March 1, 2007, filed via EDGAR (as Exhibit m.1.) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

i.
Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.4) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

ii.
Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective September 24, 2007, filed via EDGAR (as Exhibit m.8) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

iii.
Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective October 1, 2007, filed via EDGAR (as Exhibit m.11) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

iv.
Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective January 31, 2008, filed via EDGAR (as Exhibit m.13) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

v.
Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective March 2, 2009, filed via EDGAR (as Exhibit m.15) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

vi.
Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective April 21, 2009, filed via EDGAR (as Exhibit m.16) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

vii.
Amendment No. 7 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 30, 2010, filed via EDGAR (as Exhibit m.19) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

viii.
Amendment No. 8 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective September 14, 2010, filed via EDGAR (as Exhibit m.21) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

ix.
Amendment No. 9 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective March 15, 2011, filed via EDGAR (as Exhibit m.23) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

x.
Amendment No. 10 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective August 28, 2012, filed via EDGAR (as Exhibit m.1.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

xi.
Amendment No. 11 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2012, filed via EDGAR (as Exhibit m.1.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

xii.
Amendment No. 12 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

xiii.
Amendment No. 13 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, on behalf of Emerging Markets Small-Cap Fund, filed via EDGAR (as Exhibit m.1.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

xiv.
Amendment No. 14 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.1.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014 and incorporated herein by reference.

xv.
Amendment No. 15 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.1.o) with Post-Effective Amendment No. 82 (File 033-65137) on March 13, 2015 and incorporated herein by reference.

b.
Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2007, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

i.
Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.5) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

ii.
Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective September 24, 2007, filed via EDGAR (as Exhibit m.9) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

c.
Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2007, filed via EDGAR (as Exhibit m.3) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

i.
Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.6) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

ii.
Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective September 24, 2007, filed via EDGAR (as Exhibit m.10) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

iii.
Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective October 1, 2007, filed via EDGAR (as Exhibit m.12) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

iv.
Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective January 31, 2008, filed via EDGAR (as Exhibit m.14) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

v.
Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 2, 2009, filed via EDGAR (as Exhibit m.17) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

vi.
Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective April 21, 2009, filed via EDGAR (as Exhibit m.18) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

vii.
Amendment No. 7 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 30, 2010, filed via EDGAR (as Exhibit m.20) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

viii.
Amendment No. 8 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective September 14, 2010, filed via EDGAR (as Exhibit m.22) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

ix.
Amendment No. 9 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 15, 2011, filed via EDGAR (as Exhibit m.24) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

x.
Amendment No. 10 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective August 28, 2012, filed via EDGAR (as Exhibit m.3.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

xi.
Amendment No. 11 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective December 18, 2012, filed via EDGAR (as Exhibit m.3.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013 and incorporated herein by reference.

xii.
Amendment No. 12 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR (as Exhibit m.3.l) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

xiii.
Amendment No. 13 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, filed via EDGAR (as Exhibit m.3.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

xiv.
Amendment No. 14 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.3.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014 and incorporated herein by reference.

xv.
Amendment No. 15 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.3.o) with Post-Effective Amendment No. 82 (File 033-65137) on March 13, 2015 and incorporated herein by reference.

d.
Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.7) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

e.
Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of August 21, 2014, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014 and incorporated herein by reference.

i.
First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of November 13, 2014, filed via EDGAR (as Exhibit n.1.a) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014 and incorporated herein by reference.

ii.
Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of March 19, 2015, filed via EDGAR (as Exhibit n.1.b) with Post-Effective Amendment No. 82 (File 033-65137) on March 13, 2015 and incorporated herein by reference.

(11)
Opinion and consent of Jennifer Fromm, Esq. Filed herewith.

(12)
Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

(13)
Material Contracts.

a.
Amended and Restated Transfer Agency and Service Agreement among the Registrant, VET and VIT (collectively, the “Virtus Mutual Funds) and VP Distributors (since assigned to Virtus Fund Services, LLC (“Virtus Fund Services”)) dated January 1, 2010, filed via EDGAR (as Exhibit h.2) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

i.
Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.2) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

ii.
Second Amendment to Amended and Restated Transfer Agency and Service Agreement between Registrant and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.3) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

iii.
Corrected Third Amendment to Amended and Restated Transfer Agency and Service Agreement between Registrant and Virtus Fund Services effective as of January 1, 2013, filed via EDGAR (as Exhibit h.1.c) with Post-Effective Amendment No. 104 to the Registration Statement of VET (File No. 002-16590) on July 28, 2015 and incorporated herein by reference.

iv.
Fourth Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.1.d) with Post-Effective Amendment No. 104 to the Registration Statement of VET (File No. 002-16590) on July 28, 2015 and incorporated herein by reference.

b.
Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to the Registration Statement of VIT (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

i.
Adoption and Amendment Agreement among the Registrant, Virtus Alternative Solutions Trust (“VAST”), VET, VIT, Virtus Fund Services and BNY Mellon filed via EDGAR (as Exhibit h.2.b) with Pre-effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

ii.
Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VAST, Virtus Fund Services and BNY Mellon filed via EDGAR (as Exhibit h.2.a) with Post-effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

iii.
Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VAST, Virtus Fund Services and BNY Mellon effective November 12, 2014, filed via EDGAR (a Exhibit h.2.c) with Post-effective Amendment No. 80 (File No. 033-65137) on January 22, 2015, and incorporated herein by reference.

iv.
Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VAST, Virtus Fund Services and BNY Mellon effective May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-19140) on June 5, 2015, and incorporated herein by reference.

v.
Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Registrant, VET, VIT, VOT, VAST, Virtus Fund Services and BNY Mellon, effective September 1, 2015, to be filed by amendment.

c.
Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective January 1, 2010, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

i.
First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective April 14, 2010, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

ii.
Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective June 30, 2010, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

iii.
Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), dated September 14, 2010, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

iv.
Fourth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), dated January 1, 2011, filed via EDGAR (as Exhibit h.11) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

v.
Fifth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), dated March 15, 2011, filed via EDGAR (as Exhibit h.12) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

vi.
Sixth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), dated August 28, 2012, filed via EDGAR (as Exhibit h.3.f) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

vii.
Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), dated December 18, 2012, filed via EDGAR (as Exhibit h.3.g) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 and incorporated herein by reference

viii.
Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, dated June 10, 2013, filed via EDGAR (as Exhibit h.3.h) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

ix.
Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, dated December 18, 2013, on behalf of Emerging Markets Small-Cap Fund, filed via EDGAR (as Exhibit h.3.i) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

x.
Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, dated November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 (File No. 033-65137) on November 12, 2014 and incorporated herein by reference.

xi.
Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, dated January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-effective Amendment No. 80 (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

xii.
Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, dated March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 (File 033-65137) on March 13, 2015 and incorporated by reference.

d.
Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to the Registration Statement of VIT (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

i.
First Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated June 30, 2010 filed via EDGAR (as Exhibit h.13.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

ii.
Second Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated September 14, 2010 filed via EDGAR (as Exhibit h.14.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

iii.
Third Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated March 15, 2011 filed via EDGAR (as Exhibit h.15.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

iv.
Fourth Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

v.
Fifth Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

vi.
Sixth Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, Virtus Fund Services and BNY Mellon, dated June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

vii.
Seventh Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, Virtus Fund Services and BNY Mellon, dated December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

viii.
Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VAST, VET, VIT, Virtus Variable Insurance Trust (“VVIT”), VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

ix.
Amended Exhibit B to Sub-Administration and Accounting Services Agreement among the Registrant, VAST, VET, VIT, VVIT, VATS, Virtus Fund Services and BNY Mellon, dated September 1, 2015, to be filed by amendment.

e.
Twenty-Fourth Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective as of September 1, 2015, to be filed by amendment.

f.
Second Amended and Restated Fee Waiver Agreement between Registrant and VP Distributors, dated as of March 17, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g.
Form of Indemnification Agreement with each trustee of Registrant, effective as of January 21, 2015, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 104 to the Registration Statement of VET (File No. 002-16590) on July 28, 2015 and incorporated herein by reference.

(14)
Consent of PricewaterhouseCoopers LLP with respect to Virtus Dynamic Trend Fund and Virtus Equity Trend Fund of the Registrant. Filed herewith.

(15)
Not applicable.

(16)
Powers of Attorney.

a.
Powers of Attorney for George R. Aylward, Hassel H. McClellan, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, and Ferdinand L.J. Verdonck. Filed herewith.

(17)
Not Applicable.

Item 17.   Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 5th day of November, 2015.
VIRTUS OPPORTUNITIES TRUST
By: /s/ George R. Aylward George R. Aylward President
Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 5th day of November, 2015.
Signature	Title
/s/ George R. Aylward George R. Aylward	Trustee and President (principal executive officer)
/s/ W. Patrick Bradley W. Patrick Bradley	Senior Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)
Hassel H. McClellan*	Trustee
Philip R. McLoughlin*	Trustee and Chairman
Geraldine M. McNamara*	Trustee
James M. Oates*	Trustee
Richard E. Segerson*	Trustee
Ferdinand L.J. Verdonck*	Trustee
*By /s/ George R. Aylward George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

Exhibit Index
Exhibit	Item
11	Opinion and consent of Jennifer S. Fromm, Esq.
14	Consent of PricewaterhouseCoopers LLP with respect to Virtus Dynamic Trend Fund and Virtus Equity Trend Fund of the Registrant.
16.a	Powers of Attorney for George R. Aylward, Hassel H. McClellan, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, and Ferdinand L.J. Verdonck.
17.a	Form of Proxy Card for Virtus Dynamic Trend Fund.